Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000000012 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
C000000012 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
C000000012 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000000012 [Member] | Alphabet Inc CI C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000000012 [Member] | Visa Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000000012 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000000012 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000000012 [Member] | Novo Nordisk A S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000000012 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000000012 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000000012 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000000012 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000000012 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000012 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000000012 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000012 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000012 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000012 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000012 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000012 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173298 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[2]
C000173298 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[2]
C000173298 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
C000173298 [Member] | Alphabet Inc CI C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000173298 [Member] | Visa Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000173298 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000173298 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000173298 [Member] | Novo Nordisk A S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000173298 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000173298 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000173298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000173298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000173298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000173298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000173298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000173298 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000173298 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173298 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173298 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000130309 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[3]
C000130309 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[3]
C000130309 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000130309 [Member] | Alphabet Inc CI C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000130309 [Member] | Visa Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000130309 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000130309 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000130309 [Member] | Novo Nordisk A S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000130309 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000130309 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000130309 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000130309 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000130309 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000130309 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000130309 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000130309 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130309 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130309 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130309 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130309 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130309 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.